Stock Incentive Plan - Summary of Outstanding Base Options Consisted (Details) - USD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Base Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding as of January 1, 2020	23,080
Granted	6,430
Exercised	(2,783)
Expired or forfeited	(2,081)
Stock options outstanding as of December 31, 2020	24,646	23,080
Expected to vest as of December 31, 2020	9,663
Exercisable as of December 31, 2020	14,983
Weighted average exercise price, stock options outstanding as of January 1, 2020	$ 1.41
Weighted average exercise price, Granted	4.65
Weighted average exercise price, Exercised	1.00
Weighted average exercise price, Expired or forfeited	2.54
Weighted average exercise price, Stock options outstanding as of December 31, 2020	2.21	$ 1.41
Weighted average exercise price, Expected to vest as of December 31, 2020	3.74
Weighted average exercise price, Exercisable as of December 31, 2020	$ 1.22
Weighted average remaining contractual term, Stock options outstanding	7 years 2 months 12 days	7 years 6 months
Weighted average remaining contractual term, Granted	9 years 4 months 24 days
Weighted average remaining contractual term, Exercised	5 years 8 months 12 days
Weighted average remaining contractual term, Expired or forfeited	7 years 6 months
Weighted average remaining contractual term, Exercisable to vest	8 years 6 months
Weighted average remaining contractual term, Exercisable	6 years 3 months 18 days
Aggregate intrinsic value, Stock options outstanding as of December 31, 2020	$ 165,866
Aggregate intrinsic value, Expected to vest as of December 31, 2020	50,245
Aggregate intrinsic value, Exercisable as of December 31, 2020	$ 115,671
Upside Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding as of January 1, 2020	15,090
Granted	6,175
Exercised	0
Expired or forfeited	(4,590)
Stock options outstanding as of December 31, 2020	16,675	15,090
Expected to vest as of December 31, 2020	0
Exercisable as of December 31, 2020	0
Weighted average exercise price, stock options outstanding as of January 1, 2020	$ 3.52
Weighted average exercise price, Granted	9.89
Weighted average exercise price, Exercised	0
Weighted average exercise price, Expired or forfeited	3.77
Weighted average exercise price, Stock options outstanding as of December 31, 2020	5.81	$ 3.52
Weighted average exercise price, Expected to vest as of December 31, 2020	0
Weighted average exercise price, Exercisable as of December 31, 2020	$ 0
Weighted average remaining contractual term, Stock options outstanding	7 years 7 months 6 days	7 years 6 months
Weighted average remaining contractual term, Granted	9 years 4 months 24 days
Weighted average remaining contractual term, Expired or forfeited	6 years 6 months